Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000198375 | Home Depot, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	12.20%
C000198375 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198375 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.30%
C000198375 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198375 | Lowe's Cos., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198375 | TJX Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198375 | Chipotle Mexican Grill, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198375 | O'Reilly Automotive, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198375 | Target Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198375 | Ross Stores, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198375 | Specialty Retail
Holdings [Line Items]
Percent of Total Investments	34.70%
C000198375 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	22.80%
C000198375 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	16.90%
C000198375 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	9.20%
C000198375 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198375 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198375 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198375 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198375 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198375 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000198375 | Other Industries
Holdings [Line Items]
Percent of Total Investments	6.60%
C000198380 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.40%
C000198380 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.30%
C000198380 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	9.20%
C000198380 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000198380 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198380 | Accenture plc, A, , 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198380 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198380 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198380 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198380 | Cisco Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198380 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	9.50%
C000198380 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198380 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198380 | Other Industries
Holdings [Line Items]
Percent of Total Investments	6.90%
C000198380 | Software
Holdings [Line Items]
Percent of Total Investments	29.60%
C000198380 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	20.20%
C000198380 | IT Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000198380 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198380 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198380 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198380 | Professional Services
Holdings [Line Items]
Percent of Total Investments	2.30%